Commitments and Contingencies - Schedule of Contractual Obligations and Commercial Commitments (Details) - Jun. 30, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Total	¥ 85,763	$ 11,972
Less than 1 Year [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Total	81,063
1 – 3 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Total	4,700
3 – 5 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Total
More than 5 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Total